Restructuring charges (Details Narrative) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Provisions for cost of restructuring	$ 185,539	$ 126,286